Provisions (Details) - Schedule of changes in provision - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions (Details) - Schedule of changes in provision [Line Items]
Beginning Balance	$ 203,374	$ 203,946
Provisions established	212,148	177,935
Provisions used	(177,902)	(178,507)
Provisions released
Ending Balance	237,620	203,374
Minimum dividends [Member]
Provisions (Details) - Schedule of changes in provision [Line Items]
Beginning Balance	177,902	178,462
Provisions established	138,932	177,902
Provisions used	(177,902)	(178,462)
Provisions released
Ending Balance	138,932	177,902
Contingent loan risks [Member]
Provisions (Details) - Schedule of changes in provision [Line Items]
Beginning Balance	24,971	25,016
Provisions established	73,210
Provisions used		(45)
Provisions released
Ending Balance	98,181	24,971
Other [Member]
Provisions (Details) - Schedule of changes in provision [Line Items]
Beginning Balance	501	468
Provisions established	6	33
Provisions used
Provisions released
Ending Balance	$ 507	$ 501